FINANCIAL STATEMENT SCHEDULE I - BALANCE SHEETS (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 856,054	$ 1,006,536
Total current assets	2,696,177	2,631,547
TOTAL ASSETS	6,449,325	6,418,243
Current liabilities:
Accrued expenses and other current liabilities	39,071	33,309
Total current liabilities	501,622	521,235
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2024 and 2025; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024; 426,092,214 shares issued and 338,330,684 shares outstanding as of December 31, 2025)	42	42
Additional paid-in capital	2,464,548	2,408,799
Retained earnings	2,812,659	2,983,173
Accumulated other comprehensive loss	(252,910)	(413,210)
Treasury shares, at cost (87,761,530 shares as of December 31, 2024 and 2025)	(617,612)	(617,612)
Total shareholders' equity	4,406,727	4,361,192
TOTAL LIABILITIES AND EQUITY	$ 6,449,325	$ 6,418,243
Ordinary shares:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	426,092,214	421,521,162
Ordinary shares, shares outstanding	338,330,684	333,759,632
Treasury shares	87,761,530	87,761,530
Parent Company
Current assets:
Cash and cash equivalents	$ 311,244	$ 299,576
Total current assets	311,244	299,576
Investments in subsidiaries	4,097,944	4,062,484
TOTAL ASSETS	4,409,188	4,362,060
Current liabilities:
Accrued expenses and other current liabilities	2,461	868
Total current liabilities	2,461	868
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2024 and 2025; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024; 426,092,214 shares issued and 338,330,684 shares outstanding as of December 31, 2025)	42	42
Additional paid-in capital	2,464,548	2,408,799
Retained earnings	2,812,659	2,983,173
Accumulated other comprehensive loss	(252,910)	(413,210)
Treasury shares, at cost (87,761,530 shares as of December 31, 2024 and 2025)	(617,612)	(617,612)
Total shareholders' equity	4,406,727	4,361,192
TOTAL LIABILITIES AND EQUITY	$ 4,409,188	$ 4,362,060
Ordinary shares:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	426,092,214	421,521,162
Ordinary shares, shares outstanding	338,330,684	333,759,632
Treasury shares	87,761,530	87,761,530